Provisions and other current liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Provisions and other current liabilities [line items]
Provisions for deductions from revenue	$ 7,004	$ 6,315	$ 6,732	$ 6,481
Accruals for compensation and benefits including social security	2,181	2,330
Accruals for royalties	1,099	844
Accrued expenses for goods and services received but not invoiced	901	1,026
Accrual for taxes other than income taxes	626	516
Restructuring provisions	424	703
Contingent consideration	281	14
Accrued share-based payments	262	322	235
Accrued interests on financial debt	169	116
Deferred income	127	98
Provisions for product liabilities, governmental investigations and other legal matters	89	42	548
Environmental remediation provisions	12	20	$ 53
Other payables	879	820
Total provisions and other current liabilities	$ 14,054	$ 13,166